RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of related parties, their related transactions and balances
a)	Related Parties

Name of Related Parties	Relationship with the Group
Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”)	Entity controlled by a principal shareholder of the Group
Alibaba Cloud Computing Co. Ltd (“Ali Cloud”)	Entity controlled by a principal shareholder of the Group
Alibaba.com Hong Kong Limited (“Alibaba.com”)	Entity controlled by a principal shareholder of the Group
Lazada Express Limited (“Lazada”)	Entity controlled by a principal shareholder of the Group

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Rendering of express delivery and supply chain management services:
Cainiao	652,352	814,855	808,308	123,879
Lazada	—	10,697	125,561	19,243
	652,352	825,552	933,869	143,122

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Rental of warehouse as a lessee:
Cainiao	9,076	9,916	18,061	2,768

22.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)	The Group had the following related party transactions: (continued)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating costs paid on behalf of the Company:
Cainiao	16,433	9,874	4,045	620
Ali Cloud	—	—	2,768	424
	16,433	9,874	6,813	1,044

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Commission fee paid to related party:
Cainiao	3,489	160	—	—

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating costs paid to related party:
Ali Cloud	4,756	9,669	14,901	2,284
Cainiao	—	—	37,374	5,728
	4,756	9,669	52,275	8,012

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Issue convertible senior notes to related party:
Alibaba.com	—	687,677	1,061,421	162,670

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Interest expense of convertible senior notes accrued to related party:
Alibaba.com	—	5,447	46,460	7,120

c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties:
Cainiao	241,021	232,110	35,573
Ali Cloud	388	8	1
Lazada	5,349	42,277	6,479
	246,758	274,395	42,053

22.   RELATED PARTY TRANSACTIONS (CONTINUED)

c)	The Group had the following related party balances at the end of the year: (continued)

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Amounts due to related parties:
Cainiao	6,140	6,139	941
Alibaba.com	3,629	28,275	4,333
Ali Cloud	—	1,209	185
	9,769	35,623	5,459

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Convertible senior notes held by related parties:
Alibaba.com	680,104	1,617,846	247,946